INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over the remaining legal life and Chromophore patent granted by the Australian Patent Office in November 2012, which is amortized over the remaining legal life. Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company. Patent applications abandoned have been written off at full capitalized cost. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.

Patents consists of the following:

	December 31, 2016	December 31, 2015

Patents	$754,259	$690,162
Less: Accumulated amortization	86,287	70,395

	$667,972	$619,767

Amortization expense for the years ending December 31, 2016 and 2015 was $15,891 and $19,839. Expense for abandoned patents for claims covered by patents already granted to the Company for the years ending December 31, 2016 and 2015 was $0 and are recorded in research and development expenses.